Stockholders' Equity, Equity Incentive Plans (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Stockholders' Equity [Abstract]
Stock-based compensation expense	$ 33	$ 27	$ 23
Intrinsic value of options exercised	$ 28
2015 Plan [Member]
Stockholders' Equity [Abstract]
Shares authorized for grant (in shares)			12.5
Increase in shares authorized for grant (in shares)			5.0